Derivative Instruments (Change In Our Unrealized Gain On Derivative Instruments In Accumulated OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in our unrealized gain on derivative instruments in accumulated OCI
Balance as of beginning-of-year	$ 9,984
Income tax benefit (expense)	(367)	$ (865)	$ 76
Balance as of end-of-period	(6,352)	9,984
Unrealized Gain (Loss) on Derivative Instruments
Change in our unrealized gain on derivative instruments in accumulated OCI
Balance as of beginning-of-year	(85)	(402)	(11)
Cumulative effect from adoption of new accounting standard		25
Change in foreign currency exchange rate adjustment	312	152	(174)
Change in DAC, VOBA, DSI and DFEL			(17)
Income tax benefit (expense)	(144)	(85)	94
Associated amortization of DAC, VOBA, DSI and DFEL			(1)
Income tax benefit (expense)	(19)	(5)	(10)
Balance as of end-of-period	388	(85)	(402)
Unrealized Gain (Loss) on Derivative Instruments | Cash flow hedges | Interest Rate Contracts [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Unrealized holding gains (losses) arising during the period	196	116	(350)
Unrealized Gain (Loss) on Derivative Instruments | Cash flow hedges | Interest Rate Contracts [Member] | Net Investment Income [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Reclassification adjustment for gains (losses) included in net income (loss)	2	3	2
Unrealized Gain (Loss) on Derivative Instruments | Cash flow hedges | Interest Rate Contracts [Member] | Interest and Debt Expense [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Reclassification adjustment for gains (losses) included in net income (loss)	(11)	(23)	(16)
Unrealized Gain (Loss) on Derivative Instruments | Cash flow hedges | Foreign currency contracts [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Unrealized holding gains (losses) arising during the period	182	130	93
Unrealized Gain (Loss) on Derivative Instruments | Cash flow hedges | Foreign currency contracts [Member] | Net Investment Income [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Reclassification adjustment for gains (losses) included in net income (loss)	62	48	56
Unrealized Gain (Loss) on Derivative Instruments | Cash flow hedges | Foreign currency contracts [Member] | Realized Gain (Loss) [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Reclassification adjustment for gains (losses) included in net income (loss)	$ 39	$ (2)	$ 6